Sensitivites - Sensitivities on areas of estimation uncertainty (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Other environment related provision | Estimated future cash flows change
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, percent	10.00%
Change in risk variable, impact on income statement	£ 170	£ 210
Change in risk variable, impact on net assets	170	210
UK | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	4	6
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	952	877
UK | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	3	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	723	670
UK | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	1	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	42	39
UK | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	1	1
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	612	545
UK | Pensions | Value of buy-in policies offset to actuarial assumption of discount rate
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(257)	(205)
UK | Pensions | Value of buy-in policies offset to actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	(190)	(152)
UK | Pensions | Value of buy-in policies and longevity swap offset to actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in risk variable, impact on net assets	£ (183)	(223)
UK | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of expected rates of inflation
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	0.50%
UK | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year
US | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	£ 17	10
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	730	514
US | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase in actuarial assumption	3	2
Increase (decrease) in defined benefit obligation due to reasonably possible increase in actuarial assumption	42	47
US | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	4	4
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	429	456
US | US Healthcare Cost
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase (decrease) in defined benefit plan expense due to reasonably possible increase (decrease) in actuarial assumption	26	31
Increase (decrease) in defined benefit obligation due to reasonably possible increase (decrease) in actuarial assumption	£ 437	£ 507
US | Pensions | Actuarial assumption of discount rates
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	0.50%
US | Pensions | Actuarial assumption of expected rates of salary increases
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, percent	0.50%
US | Pensions | Actuarial assumption of life expectancy after retirement
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Increase in actuarial assumption, years	1 year
US | Pensions | US Healthcare Cost
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in actuarial assumption, percent	1.00%